Stockholders’ Equity (Deficit) (Details) - Schedule of Option Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Deficit) (Details) - Schedule of Option Activity [Line Items]
Number of Options, Outstanding beginning	162,956	137,050	2,500
Weighted Average Exercise Price, Outstanding beginning	$ 84.63	$ 95.49	$ 49.8
Weighted Average Remaining Term (in Years), Outstanding beginning	8 years 7 months 6 days		9 years 11 months 1 day
Intrinsic Value, Outstanding beginning		$ 3,525
Number of Options, Outstanding ending	417,732	162,956	137,050
Weighted Average Exercise Price, Outstanding ending	$ 30.61	$ 84.63	$ 95.49
Weighted Average Remaining Term (in Years), Outstanding ending	9 years 2 months 12 days	8 years 7 months 6 days	9 years 4 months 28 days
Number of Options, Exercisable ending	177,987	93,336
Weighted Average Exercise Price, Exercisable ending	$ 55.52	$ 83.47
Weighted Average Remaining Term (in Years), Exercisable ending	8 years 6 months
Intrinsic Value, Exercisable ending
Number of Options, Granted	269,776	25,906	134,550
Weighted Average Exercise Price, Granted	$ 0.67	$ 27.2	$ 96.34
Weighted Average Remaining Term (in Years), Granted	9 years 10 months 24 days
Intrinsic Value, Granted
Weighted Average Exercise Price, Issued
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Term (in Years), Exercised
Intrinsic Value, Exercised
Number of Options, Expired	(15,000)
Weighted Average Exercise Price, Expired
Weighted Average Remaining Term (in Years), Expired
Intrinsic Value, Expired
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Option Activity [Line Items]
Number of Options, Outstanding beginning	3,435,728
Weighted Average Exercise Price, Outstanding beginning	$ 30.92
Weighted Average Remaining Term (in Years), Outstanding beginning	5 years 1 month 6 days
Number of Options, Outstanding ending	12,906,793	3,435,728
Weighted Average Exercise Price, Outstanding ending	$ 8.43	$ 30.92
Weighted Average Remaining Term (in Years), Outstanding ending	3 years 4 months 24 days
Number of Options, Exercisable ending	12,906,793
Weighted Average Exercise Price, Exercisable ending	$ 8.43
Weighted Average Remaining Term (in Years), Exercisable ending	3 years 4 months 24 days
Intrinsic Value, Exercisable ending
Number of Options, Issued	11,305,205
Weighted Average Exercise Price, Issued	$ 0.48
Weighted Average Remaining Term (in Years), Issued	5 years
Intrinsic Value, Issued
Number of Options, Exercised	(1,834,140)
Weighted Average Exercise Price, Exercised	$ 0.0001
Weighted Average Remaining Term (in Years), Exercised
Intrinsic Value, Exercised
Number of Options, Cancelled
Weighted Average Remaining Term (in Years), Cancelled
Intrinsic Value, Cancelled
Number of Options, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Term (in Years), Expired
Intrinsic Value, Expired